CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
CASH FLOW INFORMATION
Schedule of cash flow information

	2017	2016	2015
Year ended 31 December	US$’000	US$’000	US$’000
a) Reconciliation of cash flows from operations with income from ordinary activities after income tax
Loss from ordinary activities after income tax	(22,435)	(45,694)	(263,835)
Adjustments to reconcile net profit to net operating cash flows:
Depreciation and amortisation expense	58,361	48,147	94,584
Share-based compensation	2,076	2,524	4,100
Unrealised losses on derivatives	1,224	21,433	(3,444)
Net loss (gain) on sale of non-current assets	1,461	—	(790)
Decrease in fair value of securities at fair value through the profit and loss	—	—	90
Impairment of development and production assets	5,583	10,203	321,918
Unsuccessful exploration and evaluation expense	—	30	—
Loss on debt extinguishment	—	—	1,151
Add: Interest expense and financing costs (disclosed in investing and financing activities)	12,676	12,219	9,418
Recognition (derecognition) of deferred tax assets on items directly within equity	(821)	986	—
Less: Gain from escrow settlement, insurance proceeds and litigation settlements (disclosed in investing activities)	(2,200)	(3,603)	—
Less: Loss on foreign currency derivative (disclosed in financing activities)	—	390	—
Other	541	21	2,240
Changes in assets and liabilities:
- Decrease (increase) in current and deferred income tax	2,888	(826)	(100,583)
- Decrease (increase) in other current assets	72	(511)	2,742
- Decrease in trade and other receivables	5,241	2,009	7,007
- Increase (decrease) in trade and other payables	9,633	(5,080)	(2,177)
- Decrease in tax receivable	476	412	(6,522)
- Decrease in non-current liability	—	—	(1,430)
Net cash provided by operating activities	74,776	42,660	64,469